Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.66%(a)
Alabama–2.73%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 3,630	$ 4,194,501
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2039	950	1,088,396
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	950	1,084,396
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	1,800	1,836,558
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	206,830
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	940	1,102,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	1,900	1,363,003
Lower Alabama Gas District (The); Series 2016 A, RB (d)	5.00%	09/01/2046	2,100	2,960,727
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	615	708,099
				14,544,510
Alaska–0.69%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,465	3,686,864
Arizona–4.12%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,864,986
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2038	1,200	1,375,908
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	870	898,588
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,628,625
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	2,250	2,741,782
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	507,675
Series 2010, RB	5.13%	05/15/2040	1,250	1,269,325
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,092,400
Series 2017, Ref. RB	5.00%	11/15/2045	665	709,422
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	165	180,969
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	875	891,301
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	690	691,622
Series 2009, RB	7.13%	01/01/2045	660	661,531
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	380	439,474
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,340	2,493,153
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,160	1,365,100
Series 2017 A, RB (f)	5.00%	07/01/2047	1,855	2,169,404
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	885	916,311
				21,897,576
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–18.14%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS -AGM)(b)(g)	0.00%	09/01/2021	$ 7,265	$ 7,093,255
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (d)	5.00%	04/01/2056	1,890	2,248,703
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	900	770,202
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	8,390	506,085
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,805	3,068,137
Series 2012, GO Bonds	5.00%	04/01/2042	2,060	2,236,995
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,220	2,415,671
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,510,987
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,296,580
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	625	694,838
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	940	1,141,865
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,110	1,315,250
Series 2018 A, RB (f)	5.00%	12/31/2043	1,500	1,757,730
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (f)	4.00%	07/15/2029	500	567,755
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,050	1,140,625
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,215	1,311,629
Series 2012, RB (e)(f)	5.00%	07/01/2037	2,685	2,871,769
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. RB (INS -AMBAC)(b)	5.00%	12/01/2019	1,075	1,075,000
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	724,365
Series 2016 A, RB (e)	5.00%	12/01/2041	1,030	1,154,177
Series 2016 A, RB (e)	5.25%	12/01/2056	750	844,695
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	390	390,690
East Bay Municipal Utility District; Series 2010 A, Ref. RB (d)	5.00%	06/01/2036	4,065	4,148,251
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(b)(g)	0.00%	01/15/2034	3,145	2,159,137
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,050	1,178,299
Series 2015 A, Ref. RB	5.00%	06/01/2040	3,000	3,473,280
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	535	550,467
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	1,950	2,006,374
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,200	1,317,744
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (h)	6.25%	08/01/2043	1,500	1,493,175
Oakland (Port of), CA; Series 2012 P, Ref. RB (f)	5.00%	05/01/2028	2,730	2,961,204
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	465	545,422
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, RB (INS -NATL)(b)(g)	0.00%	06/01/2021	9,000	8,837,370
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,655	1,822,271
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (d)	5.00%	08/01/2036	8,490	9,068,339
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB (i)	5.00%	07/01/2034	1,600	1,637,808
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	850	896,614
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	1,700	1,792,973
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	875	1,083,644
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	1,760	2,159,573
San Francisco (City & County of), CA Public Utilities Commission; Series 2012, RB (i)(j)	5.00%	05/01/2022	4,000	4,388,240
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (d)	5.00%	11/01/2036	$ 3,690	$ 3,965,237
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	558,737
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	2,605	781,604
University of California; Series 2018 AZ, Ref. RB (d)	4.00%	05/15/2048	1,780	2,001,414
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	570	578,556
				96,542,736
Colorado–3.76%
Arkansas River Power Authority; Series 2006, RB (i)	5.88%	10/01/2026	925	1,109,334
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	740	827,860
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,245	1,341,338
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	625	738,450
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (i)(j)	5.00%	06/01/2027	435	547,104
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	1,005	1,006,196
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,500	1,538,970
Series 2010, RB	6.00%	01/15/2034	1,200	1,227,516
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	534,325
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	1,400	1,533,518
Series 2018 A, Ref. RB (d)(f)	5.25%	12/01/2048	1,315	1,588,730
Series 2018 A-2, RB (g)	0.00%	08/01/2034	1,270	799,072
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	556,590
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041	720	761,940
University of Colorado;
Series 2013 A, RB (d)	5.00%	06/01/2037	2,655	3,004,133
Series 2013 A, RB (d)	5.00%	06/01/2043	2,535	2,868,353
				19,983,429
District of Columbia–1.32%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	1,650	1,700,292
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	5,005	5,346,141
				7,046,433
Florida–9.97%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	935	1,015,270
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,006,240
Broward (County of), FL;
Series 2012 A, RB (i)(j)	5.00%	10/01/2022	2,460	2,724,179
Series 2013 C, RB (i)(j)	5.25%	10/01/2023	1,900	2,183,157
Series 2015 A, RB (f)	5.00%	10/01/2045	1,075	1,222,382
Series 2017, RB (d)(f)	5.00%	10/01/2047	1,935	2,263,563
Series 2019 A, RB	4.00%	10/01/2043	1,995	2,261,213
Series 2019 B, RB (f)	4.00%	09/01/2049	625	678,775
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	190	207,039
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $977,546) (e)	7.75%	05/15/2035	1,000	951,520
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,100	1,233,584
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (i)	5.95%	07/01/2020	$ 40	$ 41,104
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,546,797
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	1,800	1,896,786
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2049	1,750	1,934,502
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	1,555	1,852,658
JEA; Series 2012 Three B, RB (d)	5.00%	10/01/2039	3,300	3,511,365
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	795,307
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(i)(j)	5.00%	10/01/2022	3,780	4,169,227
Series 2012 B, Ref. RB	5.00%	10/01/2032	870	952,633
Series 2012 B, Ref. RB	5.00%	10/01/2035	1,375	1,502,036
Series 2012 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2035	1,450	1,585,227
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,135,979
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	2,890	3,415,084
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,000	1,020,340
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (i)(j)	6.13%	08/01/2020	520	536,593
Series 2010, Ref. RB	6.13%	08/01/2042	185	190,254
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(j)(k)	1.90%	11/01/2021	435	435,009
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	1,535	1,796,825
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB (i)(j)	5.00%	12/01/2024	1,125	1,322,089
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (d)	5.00%	10/01/2031	2,805	2,986,203
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	740,569
Reunion East Community Development District;
Series 2005, RB (c)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	185	199,417
Sterling Hill Community Development District; Series 2003 A, RB (l)(m)	6.20%	05/01/2035	828	521,426
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,092,700
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,128,321
				53,055,375
Georgia–2.91%
Atlanta (City of), GA; Series 2015, Ref. RB (d)	5.00%	11/01/2040	6,015	6,969,099
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,400,153
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	1,250	1,387,037
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2020, Ref. RB	5.00%	07/01/2044	1,245	1,472,399
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	745	870,346
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 &4); Series 2019, RB	4.00%	01/01/2049	685	735,567
Main Street Natural Gas, Inc.; Series 2019 C, RB (j)	4.00%	09/01/2026	1,480	1,671,867
				15,506,468
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–3.03%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	$ 2,250	$ 2,292,075
Series 2014 EO, GO Bonds	5.00%	08/01/2033	4,500	5,175,990
Series 2015 A, RB (f)	5.00%	07/01/2041	645	736,642
Series 2015 A, RB (f)	5.00%	07/01/2045	1,295	1,472,298
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB	5.50%	07/01/2043	2,500	2,782,025
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,098,360
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB (d)	5.00%	07/01/2031	2,160	2,542,579
				16,099,969
Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	679,614
Regents of the University of Idaho; Series 2011, Ref. RB (j)	5.25%	04/01/2021	1,085	1,137,460
				1,817,074
Illinois–19.87%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (i)	5.60%	01/01/2023	1,040	1,041,175
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS -NATL)(b)(g)	0.00%	01/01/2029	1,710	1,341,119
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	897,547
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	365,027
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	291,179
Series 2011 A, RB (i)(j)	5.25%	01/01/2022	2,785	3,016,935
Series 2011, COP	7.13%	05/01/2021	734	734,472
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,250	1,311,663
Series 2012 A, GO Bonds (INS- BAM)(b)	5.00%	01/01/2033	1,190	1,254,236
Series 2012, RB	5.00%	01/01/2042	2,585	2,712,389
Series 2014, RB	5.00%	11/01/2044	665	734,173
Series 2014, Ref. RB	5.00%	01/01/2029	890	947,877
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,941,981
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,863,735
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	2,600	2,889,536
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	950	1,049,323
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	2,132,427
Series 2015 C, RB (f)	5.00%	01/01/2046	645	719,968
Series 2015 D, RB	5.00%	01/01/2046	450	508,487
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,237,932
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	950	1,060,628
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2032	535	639,742
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	601,026
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	808,170
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,538,414
Chicago (City of), IL Transit Authority;
Series 2011, RB (d)(n)	5.25%	12/01/2036	4,185	4,440,871
Series 2014, RB	5.00%	12/01/2044	2,850	3,156,631
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2030	$ 770	$ 938,977
Series 2012 A, GO Bonds	5.00%	01/01/2031	935	980,207
Series 2013, GO Bonds (INS -AGM)(b)	5.25%	07/01/2029	1,660	1,835,694
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,148,028
Series 2014, GO Bonds	5.00%	05/01/2035	1,250	1,358,125
Series 2014, GO Bonds	5.00%	05/01/2036	850	922,174
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,995	2,223,348
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	1,550	1,634,149
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	470,061
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (i)(j)	5.00%	03/01/2022	5	5,422
Series 2012, RB	5.00%	03/01/2034	995	1,068,212
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,245,244
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,143,680
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	450	488,727
Series 2019 A, Ref. RB	5.00%	11/01/2040	455	486,463
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,024,485
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,102	1,029,720
Series 2016, RB	2.00%	05/15/2055	257	7,756
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,010
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,776,659
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (i)(j)	6.00%	02/15/2020	1,790	1,807,256
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)	5.50%	08/15/2041	2,595	2,726,852
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	2,460	2,716,529
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(g)	0.00%	12/15/2029	2,100	1,601,145
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	5,007,555
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	920	1,035,764
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	840	944,143
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	3,125	3,411,313
Series 2014 C, RB (d)	5.00%	01/01/2039	3,760	4,274,368
Series 2015 A, RB (d)	5.00%	01/01/2040	1,500	1,721,505
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	2,350	3,224,482
Peoria (County of), IL; Series 2011, GO Bonds (d)	5.00%	12/15/2041	3,425	3,541,416
Peoria, Moline & Freeport (Cities of), IL; Series 1995 A, RB (CEP -GNMA)(f)	7.60%	04/01/2027	25	25,084
Railsplitter Tobacco Settlement Authority; Series 2010, RB (i)(j)	5.50%	06/01/2021	3,625	3,856,855
Regional Transportation Authority;
Series 2002 A, RB (INS- NATL)(b)	6.00%	07/01/2029	860	1,164,767
Series 2018 B, RB	5.00%	06/01/2040	1,730	2,062,419
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	3,135	3,565,843
				105,712,100
Indiana–2.91%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	2,550	2,723,323
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	548,580
Series 2013 A, RB (f)	5.00%	07/01/2048	440	476,802
Series 2013, RB (f)	5.00%	07/01/2040	2,940	3,204,717
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	$ 610	$ 637,487
Series 2012 A, RB	5.00%	06/01/2039	2,550	2,663,220
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (i)(j)	5.25%	07/01/2023	1,000	1,145,190
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	1,095,420
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,738,650
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (f)(j)	5.00%	06/05/2026	1,035	1,227,427
				15,460,816
Iowa–1.25%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027	825	858,957
Series 2013, Ref. RB (j)	5.25%	12/01/2037	965	1,044,748
Series 2019, Ref. RB	3.13%	12/01/2022	435	440,646
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	625	702,000
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042	1,280	1,280,217
Series 2005 C, RB	5.63%	06/01/2046	1,040	1,040,177
Series 2005 E, RB (g)	0.00%	06/01/2046	9,640	1,259,852
				6,626,597
Kansas–0.79%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009, RB (d)(i)	5.75%	11/15/2038	2,800	2,800,000
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,215	1,387,093
				4,187,093
Kentucky–2.64%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(j)(k)	2.50%	02/01/2025	530	539,932
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047	835	906,443
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,020	1,119,991
Series 2015 A, RB	5.00%	01/01/2045	750	820,088
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	1,095,671
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	872,611
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (i)(j)	6.38%	06/01/2020	1,350	1,384,681
Series 2010 A, RB (i)(j)	6.50%	06/01/2020	3,700	3,797,125
Kentucky (State of) Public Energy Authority; Series 2018 C-1, RB (j)	4.00%	06/01/2025	1,115	1,235,587
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,125,040
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,130,240
				14,027,409
Louisiana–1.57%
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	4.00%	12/01/2039	1,000	1,130,850
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB (INS -AGM)(b)	5.25%	06/01/2033	2,000	2,239,580
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (e)	3.90%	11/01/2044	$ 735	$ 740,255
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043	335	399,725
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	655	669,469
Series 2013 A, Ref. RB	5.25%	05/15/2031	655	686,499
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,245	1,340,330
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,050	1,129,233
				8,335,941
Maryland–0.94%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	318,698
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	684,064
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,351,420
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (i)(j)	5.75%	06/01/2020	1,095	1,119,813
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (i)(j)	5.38%	06/01/2020	775	791,135
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	758,227
				5,023,357
Massachusetts–2.38%
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB (d)	5.00%	08/01/2030	1,500	1,595,490
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035	1,005	1,008,035
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	1,850	2,178,634
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,883,626
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (i)(j)	5.00%	07/01/2021	1,575	1,670,287
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (i)(j)	7.25%	01/01/2021	900	958,824
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	740	918,836
Series 2019 C, RB (f)	5.00%	07/01/2044	1,185	1,440,806
				12,654,538
Michigan–4.54%
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS -AGM)(b)(d)(n)	5.00%	07/01/2043	1,590	1,764,836
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (d)	5.00%	04/15/2041	2,190	2,582,404
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,618,916
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,245	1,425,761
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	741,794
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	950	1,020,081
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2031	2,500	2,877,100
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	540,678
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	548,516
Series 2015, Ref. RB	5.00%	07/01/2035	970	1,121,039
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	1,740	1,944,607
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (d)	5.00%	12/01/2046	2,965	3,480,851
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	06/30/2033	600	738,294
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	2,500	2,513,625
Oakland University; Series 2012, RB	5.00%	03/01/2032	1,145	1,222,551
				24,141,053
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.29%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	$ 400	$ 419,592
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	1,119,879
				1,539,471
Mississippi–1.49%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB (o)	0.95%	06/01/2023	6,400	6,400,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2010 K, VRD RB (o)	0.95%	11/01/2035	375	375,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	1,010	1,175,872
				7,950,872
Missouri–1.85%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,786,466
Kansas (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 A, RB (f)	5.00%	03/01/2044	750	896,977
Series 2019 B, RB (f)	5.00%	03/01/2046	1,245	1,484,725
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	800	855,792
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	428,574
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.50%	02/01/2042	1,100	1,107,403
Series 2019 A, RB	5.00%	02/01/2034	245	278,384
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,266,333
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,760,531
				9,865,185
Nebraska–0.87%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.25%	09/01/2037	1,000	1,089,980
Series 2012, RB (p)	5.00%	09/01/2042	3,250	3,522,643
				4,612,623
New Jersey–6.46%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	685	858,079
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS -NATL)(b)(d)(n)	5.50%	09/01/2022	2,820	3,114,916
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	715	829,314
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (i)(j)	5.88%	06/01/2020	1,800	1,842,804
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (f)	5.38%	01/01/2043	2,000	2,237,220
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	830	963,655
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,920,065
Series 2011 A, RB	5.50%	06/15/2041	1,000	1,048,680
Series 2011 B, RB	5.50%	06/15/2031	790	833,016
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,316,601
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	411,072
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	1,083,887
Series 2018 A, Ref. RN (d)(n)	5.00%	06/15/2029	1,190	1,392,776
Series 2018 A, Ref. RN (d)(n)	5.00%	06/15/2030	405	471,845
Series 2018 A, Ref. RN (d)(n)	5.00%	06/15/2031	565	656,293
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Subseries 2016 A-1, RN	5.00%	06/15/2028	$ 770	$ 905,251
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (i)(j)	5.00%	07/01/2022	2,600	2,858,388
New Jersey Economic Development Authority; Series 2004 A, RB (INS -BHAC)(b)(d)	5.25%	07/01/2026	6,625	8,005,518
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	1,365	1,467,047
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	1,880	2,181,251
				34,397,678
New Mexico–0.50%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,325,073
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	330,210
				2,655,283
New York–16.17%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (i)(j)	6.25%	01/15/2020	1,480	1,488,984
Series 2009, RB (i)(j)	6.38%	01/15/2020	1,620	1,630,060
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,070,393
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	2,470	2,721,891
Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2038	1,425	1,575,452
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,908,004
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (d)(f)	5.00%	09/15/2028	2,460	3,072,909
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, RB	6.00%	12/01/2036	2,250	2,358,652
New York (City of), NY; Series 2019 B-1, GO Bonds	4.00%	10/01/2039	465	531,700
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	3,000	3,062,190
Series 2012 FF, RB (d)	5.00%	06/15/2045	5,515	5,968,057
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,117,040
Subseries 2012 A-1, VRD RB (o)	0.98%	06/15/2044	600	600,000
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,149,562
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,847,365
New York (State of) Dormitory Authority; Series 2018 E, RB (d)	5.00%	03/15/2045	4,260	5,185,229
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (d)	5.00%	03/15/2030	2,505	2,625,741
Series 2013 A, RB	5.00%	02/15/2037	7,900	8,735,741
Series 2014 C, RB (d)	5.00%	03/15/2040	4,210	4,781,339
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,164,631
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(j)(k)	1.68%	06/01/2020	435	435,052
New York (State of) Thruway Authority;
Series 2011 A-1, RB (d)	5.00%	04/01/2029	4,140	4,350,892
Series 2019 B, RB	4.00%	01/01/2045	1,000	1,119,120
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (d)	5.00%	12/15/2031	2,785	3,187,683
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	4,060	4,485,935
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,000	2,146,160
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	1,115	1,131,747
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,285	1,343,236
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	2,505	3,002,293
Series 2018, RB (f)	4.00%	01/01/2036	1,125	1,224,394
Series 2018, RB (f)	5.00%	01/01/2036	865	1,022,171
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	$ 1,355	$ 1,496,570
Series 2016 A, RB (f)	5.25%	01/01/2050	2,465	2,744,013
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,328,294
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (i)	6.13%	01/01/2021	230	234,257
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	2,235	2,218,215
				86,064,972
North Carolina–1.96%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	7,265	8,428,708
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	1,810	2,002,837
				10,431,545
North Dakota–0.84%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,000	1,016,480
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,829,246
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,620,317
				4,466,043
Ohio–6.37%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	753,728
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	915,382
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,857,541
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,270,715
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	465,872
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	190	190,329
Series 2007 A-2, RB	5.88%	06/01/2047	5,840	5,870,076
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	900	949,203
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,498,154
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (d)	5.00%	11/15/2036	2,685	2,854,880
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	780	874,762
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2032	2,750	2,979,322
Hamilton (County of), OH (Cincinnati Childrens Hospital); Series 2019 CC, RB	5.00%	11/15/2049	935	1,367,596
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,135	1,261,564
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	2,193,273
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (i)(j)	6.25%	06/01/2021	875	940,520
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,250	1,444,387
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,125	1,252,609
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039	615	698,849
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(j)	2.60%	10/01/2029	1,000	1,003,130
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	440	474,742
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (i)(j)	5.75%	05/15/2020	275	280,610
Series 2010, RB	5.75%	11/15/2035	1,445	1,472,701
				33,869,945
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.42%
Edmond Public Works Authority;
Series 2017, RB (d)	5.00%	07/01/2042	$ 2,035	$ 2,424,275
Series 2017, RB (d)	5.00%	07/01/2047	1,985	2,348,473
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,630	1,939,032
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	1,485	842,737
				7,554,517
Oregon–0.19%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (f)	5.00%	07/01/2044	825	996,831
Pennsylvania–3.38%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,171,550
Delaware River Port Authority; Series 2010 D, RB (i)(j)	5.00%	01/01/2020	1,100	1,103,366
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	560,900
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (h)	4.75%	12/01/2037	740	774,906
Series 2018 A-2, RB	5.00%	12/01/2048	890	1,074,177
Series 2018 B, RB	5.25%	12/01/2048	875	1,063,396
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020	2,500	2,614,150
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020	1,550	1,624,431
Subseries 2014 A-2, RB (h)	5.13%	12/01/2039	1,000	999,460
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,750	2,077,372
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	993,821
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	2,190	2,551,328
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	639,917
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	741,595
				17,990,369
Puerto Rico–2.63%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,620,577
Series 2002, RB	5.63%	05/15/2043	1,110	1,129,647
Series 2005 A, RB (g)	0.00%	05/15/2050	4,515	644,290
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	550	590,574
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	480	515,059
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	575	617,608
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	900	1,014,948
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	800	900,528
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	1,510	1,553,201
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	335	266,888
Series 2018 A-1, RB (g)	0.00%	07/01/2029	785	581,504
Series 2018 A-1, RB (g)	0.00%	07/01/2031	1,500	1,026,945
Series 2018 A-1, RB (g)	0.00%	07/01/2033	650	412,906
Series 2018 A-1, RB	4.50%	07/01/2034	555	593,245
Series 2018 A-1, RB	4.75%	07/01/2053	375	388,069
Series 2019 A-2, RB	4.33%	07/01/2040	1,120	1,138,189
				13,994,178
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	$ 530	$ 595,603
South Carolina–1.92%
Greenville (City of), SC; Series 2002, Ref. RB (INS -NATL)(b)	5.25%	04/01/2021	90	90,289
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (i)(j)	5.25%	08/01/2023	1,200	1,371,228
South Carolina (State of) Ports Authority; Series 2015, RB (f)(i)(j)	5.25%	07/01/2025	3,650	4,401,425
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	890	1,000,743
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	3,300	3,361,875
				10,225,560
South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,382,755
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,248,182
				2,630,937
Tennessee–2.48%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,544,741
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS -NATL)(b)(g)	0.00%	07/01/2026	12,525	10,790,914
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	875,810
				13,211,465
Texas–18.86%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,758,080
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,394,800
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,097,410
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,668,676
Series 2013 A, RB (f)	5.00%	11/01/2030	1,000	1,095,060
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (o)	0.85%	11/01/2041	5,000	5,000,000
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB (d)	5.00%	11/01/2041	2,000	2,128,740
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (i)(j)	5.00%	12/01/2019	1,100	1,100,000
Houston (City of), TX; Series 2011 D, RB (d)	5.00%	11/15/2033	3,150	3,388,266
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	645	658,551
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	1,680	1,824,178
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,015	1,098,555
Lower Colorado River Authority;
Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,445,925
Series 2012-A, Ref. RB (i)(j)	5.00%	05/15/2022	5	5,454
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,872,362
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,574,925
Series 2019, Ref. RB	5.00%	05/15/2040	800	955,184
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS -AMBAC)(b)(f)	5.13%	11/01/2028	5,000	6,244,850
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	198,398
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,129,650
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	$ 2,505	$ 2,767,825
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	830	898,857
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	875,640
North Texas Tollway Authority;
Series 2011 A, RB (d)	5.50%	09/01/2036	3,180	3,417,005
Series 2015 B, Ref. RB (d)(n)	5.00%	01/01/2040	7,525	8,255,979
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,000	2,236,180
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (d)	5.00%	02/15/2047	2,585	3,007,958
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,440	1,569,816
Series 2016, Ref. RB	5.00%	05/15/2045	925	997,557
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (c)	5.63%	12/31/2049	1,000	700,000
Series 2007, RB (c)	5.75%	12/31/2049	585	409,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	395	395,628
Series 2017A, RB	6.38%	02/15/2048	1,490	1,651,382
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,771,172
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,512,022
Series 2019, RB (g)	0.00%	08/01/2040	1,500	644,955
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	3,310	3,574,436
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	2,650	1,383,909
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	955	475,800
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,105	3,511,258
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,040	1,182,272
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,225	4,917,055
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	1,650	1,796,404
Series 2012, RB	5.00%	12/15/2030	1,000	1,084,730
Series 2012, RB	5.00%	12/15/2031	4,875	5,282,550
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	870	968,536
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,675	1,682,504
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,150	1,345,511
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	410	422,817
				100,378,322
Utah–1.41%
Salt Lake (City of), UT;
Series 2017 A, RB (d)(f)	5.00%	07/01/2047	2,065	2,408,802
Series 2018 A, RB (f)	5.00%	07/01/2048	885	1,047,424
Series 2018 A, RB (f)	5.25%	07/01/2048	1,185	1,430,188
Utah (County of), UT; Series 2016 B, RB (d)	4.00%	05/15/2047	1,515	1,610,960
Weber (County of), UT; Series 2000 C, VRD RB (o)	0.91%	02/15/2035	1,000	1,000,000
				7,497,374
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.37%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	$ 475	$ 478,007
Series 2010 A, RB	5.00%	10/01/2029	1,500	1,506,570
				1,984,577
Virginia–2.17%
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,000	1,110,140
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	1,760	1,872,095
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	620	685,131
Series 2012, RB (f)	5.50%	01/01/2042	2,705	2,938,820
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	2,735	2,917,862
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056	1,755	1,998,875
				11,522,923
Washington–4.56%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2025	1,675	1,781,111
Kalispel Tribe of Indians; Series 2018 B, RB (e)	5.00%	01/01/2032	700	798,133
Seattle (Port of), WA;
Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,476,098
Series 2019, RB (f)	5.00%	04/01/2044	1,105	1,324,155
Washington (State of); Series 2019 A, GO Bonds (d)	5.00%	08/01/2042	1,400	1,714,622
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (d)	5.00%	06/01/2033	2,700	2,856,897
Series 2011 C, GO Bonds (d)	5.00%	06/01/2041	645	682,481
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	1,053,719
Series 2018, RB (d)	5.00%	07/01/2048	3,130	3,741,665
Series 2018, RB	5.00%	07/01/2048	625	736,550
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (e)	11.55%	08/01/2044	910	1,396,586
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	2,550	2,660,747
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (i)(j)	6.25%	05/15/2021	1,125	1,207,597
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,832,702
				24,263,063
West Virginia–0.20%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (c)	6.00%	10/01/2020	525	307,125
Series 2008, RB (c)	6.25%	10/01/2023	1,270	742,950
				1,050,075
Wisconsin–3.40%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	685	816,034
Series 2017, RB (e)	6.75%	12/01/2042	1,595	1,886,614
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (d)	5.00%	03/01/2046	2,880	3,292,214
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	465	477,313
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	500	501,555
Series 2007 B, RB (f)	5.75%	11/01/2037	460	461,421
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,922,576
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (i)(j)	5.00%	08/15/2022	$ 1,400	$ 1,541,680
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	490	510,144
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,468,714
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,464,899
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	750,956
				18,094,120
Wyoming–0.37%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)(d)	5.00%	01/01/2047	1,675	1,951,492
TOTAL INVESTMENTS IN SECURITIES(q)–164.66% (Cost $819,708,365)					876,144,361
FLOATING RATE NOTE OBLIGATIONS–(24.21)%
Notes with interest and fee rates ranging from 1.58% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(r)					(128,825,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.59)%					(215,992,053)
OTHER ASSETS LESS LIABILITIES–0.14%					759,182
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$532,086,490
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $3,522,580, which represented less than 1% of the Trust’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $27,877,550, which represented 5.24% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $13,408,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $199,200,159 are held by TOB Trusts and serve as collateral for the $128,825,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$875,622,935	$521,426	$876,144,361
Invesco Advantage Municipal Income Trust II